SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
share based payments	$ 53,567	$ 44,441
Total	461,271	211,189
Cost of sales [member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	122,910	20,498
Research and Development [Member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	30,488
Professional Fees [Member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	40,963
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	$ 213,343	$ 146,250